Cover Cover			12 Months Ended
	Nov. 16, 2021	Nov. 12, 2020	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag		false
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	GRIFFON CORPORATION
Entity Central Index Key		0000050725
Entity Incorporation, State or Country Code	DE
Entity File Number	1-06620
Entity Tax Identification Number	11-1893410
Entity Address, Address Line One	712 Fifth Avenue, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code			212
Local Phone Number	957-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.25 par value
Trading Symbol	GFF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false